Finance income and finance costs - Schedule of Finance Income Earned (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details Of Finance Income [Abstract]
Changes in the fair value of derivatives (see Note 20)	$ 15,312	$ 147,221
Interest income from cash and cash equivalents	1,360	1,212
Gain on lease termination	0	765
Other interest income	331	49
Finance income	$ 17,003	$ 149,247